PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

Amounts in $ ‘000	Land and land improvements	Operational facilities	Leasehold Improvement	Machinery and equipment	Other	Asset under construction	Total
At cost	31	5,200	5,706	14,840	4,158	623	30,558
Accumulated depreciation	—	(2,839)	(2,035)	(10,572)	(1,890)	—	(17,336)
Carrying value at January 1, 2022	31	2,361	3,671	4,268	2,268	623	13,222
Investments	—	54	15	797	504	6	1,376
Internal transfer - cost	—	—	42	380	170	(592)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—	—
Other - cost	—	—	—	—	—	—	—
Other - accumulated depreciation	—	—	—	—	—	—	—
Divestments	(29)	(214)	(107)	(6,422)	(27)	—	(6,799)
Impairment	—	(72)	(55)	(377)	(13)	—	(517)
Depreciation charges	—	(403)	(294)	(1,116)	(822)	—	(2,635)
Depreciation of disinvestment	—	214	107	6,097	27	—	6,445
Currency translation - cost	(2)	(309)	(319)	(940)	(101)	(31)	(1,702)
Currency translation - accumulated depreciation	—	162	114	676	50	—	1,002
Movement 2022	(31)	(568)	(497)	(905)	(212)	(617)	(2,830)
At cost	—	4,659	5,282	8,278	4,691	6	22,916
Accumulated depreciation	—	(2,866)	(2,108)	(4,915)	(2,635)	—	(12,524)
Carrying value at December 31, 2022	—	1,793	3,174	3,363	2,056	6	10,392
Investments	—	32	60	682	488	175	1,437
Internal transfer - cost	—	—	—	—	6	(6)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—	—
Other - cost	—	74	60	432	—	—	566
Other - accumulated depreciation	—	(59)	(59)	(434)	—	—	(552)
Divestments	—	—	(14)	(11)	(120)	—	(145)
Impairment	—	—	—	—	—	—	—
Depreciation charges	—	(365)	(258)	(860)	(919)	—	(2,402)
Depreciation of disinvestment	—	—	8	6	120	—	134
Currency translation - cost	—	148	158	279	66	4	655
Currency translation - accumulated depreciation	—	(98)	(70)	(183)	(45)	—	(396)
Movement 2023	—	(268)	(115)	(89)	(404)	173	(703)
At cost	—	4,913	5,546	9,660	5,131	179	25,429
Accumulated depreciation	—	(3,388)	(2,487)	(6,386)	(3,479)	—	(15,740)
Carrying value at December 31, 2023	—	1,525	3,059	3,274	1,652	179	9,689
The Company had capital expenditures of $1.4 million and $1.4 million, mainly related to new machinery and equipment for the years ended December 31, 2023 and 2022.
For the years ended December 31, 2023 and 2022, depreciation charges on production related property, plant and equipment of $0.9 million and $1.0 million have been included in the value of inventories and an amount of $1.5 million and $1.6 million of the total depreciation costs for 2023 and 2022 have been charged to the statement of income.
The divestments during 2022 mainly relate to fully depreciated assets which were disposed.